Subsequent Events (Details) - USD ($)		4 Months Ended
	Jan. 04, 2024	Apr. 30, 2024
Subsequent Events [Line Items]
Restricted share units	30,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Option to purchase	1,446,936
Exercise price per share (in Dollars per share)	$ 2.07
Forecast [Member]
Subsequent Events [Line Items]
Short-term borrowings from banks (in Dollars)		$ 10,984,662
Bank borrowings (in Dollars)		$ 7,464,894
Restricted Share Units [Member]
Subsequent Events [Line Items]
Restricted share units	50,000